Derivatives (Tables)	6 Months Ended
Jun. 30, 2012
Derivatives (Tables)
Fair Value Hierarchy The Company's Financial Liabilities

The following table sets forth by level with The Fair Value Hierarchy The Company’s Financial Liabilities measured at fair value on June 30, 2012.

	Level 1	Level 2	Level 3	Total

Liabilities
Derivative Financial instruments	$-	$-	$72,166	$72,166

Summary of the changes in fair value

The following table provides a summary of the changes in fair value, including net transfers in and/or out, of the derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs:

Warrants

Balance at December 31, 2011	$109,711
Unrealized gain included in other income (expense)	(37,545)
Balance at June 30, 2012	$72,166